Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay-versus-performance

			AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (4)
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(2)	COMPENSATION ACTUALLY PAID TO PEO ($)(3)	COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(2)	COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(3)	TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)	NET INCOME ($ IN MM)	ADJUSTED EBITDA ($ IN MM) (6)
2023	3,217,764	3,742,351	967,579	1,121,492	67.8	259.4	13.9	75.3
2022	3,801,960	(307,784)	899,163	308,911	52.5	152.7	(34.1)	17.0
2021	3,103,804	3,587,147	1,125,138	1,114,133	138.8	160.2	49.4	127.4
2020	3,300,791	5,711,252	1,226,647	1,571,869	116.2	133.8	66.1	151.1

(1)
Lasse J. Petterson served as the Company’s principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023 and the Company’s other named executive officers for the applicable years were as follows:
-
2023: Eleni Beyko; Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2022: Eleni Beyko; Scott L. Kornblau; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2021: Scott L. Kornblau; Mark W. Marinko; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2020: Mark W. Marinko; David E. Simonelli; James J. Tastard; William H. Hanson; Kathleen M. LaVoy; and Annette W. Cyr.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of Ameresco, Inc., Argan, Inc., Badger Daylighting Infrastructure Solutions Ltd., Construction Partners, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Hill International, Inc., IES Holdings, Inc., Infrastructure and Energy Alternatives, Inc., Limbach Holdings, Inc., Logistec Corporation, Matrix Service Company, Mistras Group, Inc., MYR Group Inc., NV5 Global, Inc., Oceaneering International, Inc., Orion Group Holdings, Inc., Sterling Construction Company, Inc., Team, Inc. and Tidewater Inc.
(6)
As noted in the CD&A, for 2023, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s 2023 annual incentive compensation program and 2023 PSUs. Adjusted EBITDA is a non-GAAP financial measure that represents net income excluding certain items which we do not believe are indicative of our ordinary results of operations. A reconciliation of Adjusted EBITDA is provided in Appendix A, with Adjusted EBITDA for incentive purposes further adjusted to exclude the write-down for unbudgeted decommissioning vessels and equipment, unbudgeted financial and legal advisors for strategic initiatives, unbudgeted sale and lease-back of scows and other major equipment.

reconciliation of compensation actually paid adjustments

YEAR	TOTAL COMPENSATION REPORTED IN SUMMARY COMPENSATION TABLE	(MINUS) VALUE OF STOCK AWARDS REPORTED	PLUS YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED AND VESTED DURING FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS AND VESTED DURING FISCAL YEAR	(MINUS) PRIOR YEAR-END FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR AND WERE FORFEITED DURING FISCAL YEAR	COMPENSATION ACTUALLY PAID
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Lasse J. Petterson
2023	3,217,764	(1,570,000)	2,345,841	293,458	—	(6,231)	(538,481)	3,742,351
2022	3,801,960	(2,971,996)	1,132,981	(731,570)	—	(113,768)	(1,425,391)	(307,784)
2021	3,103,804	(1,366,286)	1,033,610	454,725	—	1,176,741	(815,447)	3,587,147
2020	3,300,791	(1,160,000)	3,222,199	368,870	—	115,069	135,677	5,711,252
Average other named executive officer(h)
2023	967,579	(331,276)	471,439	39,956	—	(985)	(25,221)	1,121,492
2022	899,163	(500,712)	189,048	(108,345)	—	(26,446)	(143,798)	308,911
2021	1,125,138	(406,642)	400,649	55,170	—	45,478	(105,660)	1,114,133
2020	1,226,647	(206,647)	521,995	44,331	—	8,095	(22,552)	1,571,869
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other Named Executive Officers, amounts shown represent averages.
(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
See footnote 1 above for the named executive officers included in the average for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Lasse J. Petterson served as the Company’s principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023 and the Company’s other named executive officers for the applicable years were as follows:
-
2023: Eleni Beyko; Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2022: Eleni Beyko; Scott L. Kornblau; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2021: Scott L. Kornblau; Mark W. Marinko; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2020: Mark W. Marinko; David E. Simonelli; James J. Tastard; William H. Hanson; Kathleen M. LaVoy; and Annette W. Cyr.

Peer Group Issuers, Footnote
(5)
The TSR Peer Group consists of Ameresco, Inc., Argan, Inc., Badger Daylighting Infrastructure Solutions Ltd., Construction Partners, Inc., Helix Energy Solutions Group, Inc., Helmerich & Payne, Inc., Hill International, Inc., IES Holdings, Inc., Infrastructure and Energy Alternatives, Inc., Limbach Holdings, Inc., Logistec Corporation, Matrix Service Company, Mistras Group, Inc., MYR Group Inc., NV5 Global, Inc., Oceaneering International, Inc., Orion Group Holdings, Inc., Sterling Construction Company, Inc., Team, Inc. and Tidewater Inc.

PEO Total Compensation Amount	$ 3,217,764	$ 3,801,960	$ 3,103,804	$ 3,300,791
PEO Actually Paid Compensation Amount	$ 3,742,351	(307,784)	3,587,147	5,711,252
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

Non-PEO NEO Average Total Compensation Amount	$ 967,579	899,163	1,125,138	1,226,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,121,492	308,911	1,114,133	1,571,869
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Company Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Compensation Committee to link compensation actually paid to the named executive officers for 2023. Please see the “CD&A” for a further description of the metrics used in the Company’s executive compensation program.

•
Adjusted EBITDA
•
Adjusted EBIT
•
Earnings per Share
•
Stock Price

Total Shareholder Return Amount	$ 67.8	52.5	138.8	116.2
Peer Group Total Shareholder Return Amount	259.4	152.7	160.2	133.8
Net Income (Loss)	$ 13,900,000	$ (34,100,000)	$ 49,400,000	$ 66,100,000
Company Selected Measure Amount	75,300,000	17,000,000	127,400,000	151,100,000
PEO Name	Lasse J. Petterson	Lasse J. Petterson	Lasse J. Petterson	Lasse J. Petterson
Reconciliation Of Compensation Actually Paid Adjustment [Table Text Block]

reconciliation of compensation actually paid adjustments

YEAR	TOTAL COMPENSATION REPORTED IN SUMMARY COMPENSATION TABLE	(MINUS) VALUE OF STOCK AWARDS REPORTED	PLUS YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED AND VESTED DURING FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS AND VESTED DURING FISCAL YEAR	(MINUS) PRIOR YEAR-END FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR AND WERE FORFEITED DURING FISCAL YEAR	COMPENSATION ACTUALLY PAID
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Lasse J. Petterson
2023	3,217,764	(1,570,000)	2,345,841	293,458	—	(6,231)	(538,481)	3,742,351
2022	3,801,960	(2,971,996)	1,132,981	(731,570)	—	(113,768)	(1,425,391)	(307,784)
2021	3,103,804	(1,366,286)	1,033,610	454,725	—	1,176,741	(815,447)	3,587,147
2020	3,300,791	(1,160,000)	3,222,199	368,870	—	115,069	135,677	5,711,252
Average other named executive officer(h)
2023	967,579	(331,276)	471,439	39,956	—	(985)	(25,221)	1,121,492
2022	899,163	(500,712)	189,048	(108,345)	—	(26,446)	(143,798)	308,911
2021	1,125,138	(406,642)	400,649	55,170	—	45,478	(105,660)	1,114,133
2020	1,226,647	(206,647)	521,995	44,331	—	8,095	(22,552)	1,571,869
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other Named Executive Officers, amounts shown represent averages.
(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
See footnote 1 above for the named executive officers included in the average for each year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
As noted in the CD&A, for 2023, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s 2023 annual incentive compensation program and 2023 PSUs. Adjusted EBITDA is a non-GAAP financial measure that represents net income excluding certain items which we do not believe are indicative of our ordinary results of operations. A reconciliation of Adjusted EBITDA is provided in Appendix A, with Adjusted EBITDA for incentive purposes further adjusted to exclude the write-down for unbudgeted decommissioning vessels and equipment, unbudgeted financial and legal advisors for strategic initiatives, unbudgeted sale and lease-back of scows and other major equipment.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | (Minus) Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,570,000)	$ (2,971,996)	$ (1,366,286)	$ (1,160,000)
PEO | Plus Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,345,841	1,132,981	1,033,610	3,222,199
PEO | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,458	(731,570)	454,725	368,870
PEO | Plus Fair Value at Vesting of Stock Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Plus/(Minus) Change in Fair Value of Stock Awards Granted in Prior Fiscal Years and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,231)	(113,768)	1,176,741	115,069
PEO | Prior Year-end Fair Value of Stock Awards Granted in Prior Fiscal Year and Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,481)	(1,425,391)	(815,447)	135,677
Non-PEO NEO | (Minus) Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,276)	(500,712)	(406,642)	(206,647)
Non-PEO NEO | Plus Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,439	189,048	400,649	521,995
Non-PEO NEO | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,956	(108,345)	55,170	44,331
Non-PEO NEO | Plus Fair Value at Vesting of Stock Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Plus/(Minus) Change in Fair Value of Stock Awards Granted in Prior Fiscal Years and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(985)	(26,446)	45,478	8,095
Non-PEO NEO | Prior Year-end Fair Value of Stock Awards Granted in Prior Fiscal Year and Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,221)	$ (143,798)	$ (105,660)	$ (22,552)